Taxes on income (Tables)	12 Months Ended
Dec. 31, 2021
Taxes on income [Abstract]
Schedule of theoretical tax
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Loss before taxation	(16,955)	(7,228)	(4,575)
Theoretical tax credit at applicable statutory rate for 2021 and 2020: 23%	(3,900)	(1,662)	(1,052)
Non-allowable expenses	(2,070)	4,733	3,305
Temporary differences and tax losses for which no Deferred Tax Asset is recognized	(1,830)	(3,071)	(2,253)
Income tax benefit	-	-	-